CERTAMX

1-31323

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05068317

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

October 12, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

Dear Mr. Johnson:

This is to certify that on October 12, 2005the American Stock Exchange LLC (the "Exchange") received from SLS International, Inc., (the "Registrant"), a copy of the Registrant's application on Form 8-A12B for the registration of the following securities:

Common Stock, at $.001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

B

cc: Herbert Scholl